ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable Disclosure [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,	December 31,
	2014	2013
Accounts receivable	_	214,661
Allowance for doubtful accounts	_	(141,172)
Total	_	73,489